Debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Principal balance	$ 35,257	$ 37,020
Discount	(701)	(1,000)
Debentures	34,556	36,020
Interest payable	731	763
Notes and debentures issued	$ 35,287	$ 36,783	$ 38,266